RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 02, 2016
RELATED PARTY TRANSACTIONS
Summary of balance sheet and statement of operations data of the equity method investees

In thousands	January 2, 2016	January 3, 2015
Current assets	$35,465	$13,462
Other assets	34,282	8,072

Total assets	$69,747	$21,534

Current liabilities	$26,409	$5,511
Other liabilities	11,473	—
Partners' equity	31,865	16,023

Total liabilities and partners' equity	$69,747	$21,534

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Net Sales	$51,631	$16,036	$9,627
Gross Profit	31,533	10,772	6,597
Net Loss	(13,307)	(6,713)	(3,527)